Combined Statements of Profit or Loss and Other Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net revenue	$ 3,084,662	$ 2,316,716	$ 1,449,705
Cost of sales	1,280,829	958,469	558,105
Gross profit	1,803,833	1,358,247	891,600
Administrative expenses	319,133	249,148	204,555
Selling expenses	551,300	454,016	291,834
Distribution expenses	121,155	103,336	64,349
Total operating expense	991,588	806,500	560,738
Operating income	812,245	551,747	330,862
Financing income (cost):
Interest expense	(85,429)	(86,343)	(118,205)
Interest income	7,028	6,707	20,754
Unrealized loss in valuation of financial derivative instruments	(15,680)	(16,629)
Foreign exchange (loss) gain, net	(13,330)	(6,036)	71,214
Total financing income (cost)	(107,411)	(102,301)	(26,237)
Income before income taxes	704,834	449,446	304,625
Income taxes:
Current	229,900	158,545	92,209
Deferred	2,792	(8,366)	4,742
Total income taxes	232,692	150,179	96,951
Net income for the year	472,142	299,267	207,674
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of taxes	76	165	(115)
Total comprehensive income for the year	$ 472,218	$ 299,432	$ 207,559
Basic and diluted earnings per common share (pesos)	$ 15.63	$ 9.91	$ 6.88